Loans (Details 09) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Wholesale Impaired Loans
Credit card loans with modified payment terms	$ 6,685	$ 3,513
Modified credit card loans that have reverted to original payment terms(b)	1,439	812
Total impaired loans	8,124	4,325
Allowance for loan losses related to impaired loans	3,175	2,038
Average balance of impaired loans during the period:
Total average balance of impaired loans during the period	8,747	3,059	2,386
Total interest income recognized on impaired loans during the period	479	181	167
Washington Mutual Credit Card Portfolio [Member]
Wholesale Impaired Loans
Credit card loans with modified payment terms	1,570	1,617
Modified credit card loans that have reverted to original payment terms(b)	311	303
Total impaired loans	1,881	1,920
Allowance for loan losses related to impaired loans	894	1,079
Average balance of impaired loans during the period:
Total average balance of impaired loans during the period	1,983	991	0
Total interest income recognized on impaired loans during the period	126	70	0
Credit Card [Member]
Wholesale Impaired Loans
Credit card loans with modified payment terms	8,255	5,130
Modified credit card loans that have reverted to original payment terms(b)	1,750	1,115
Total impaired loans	10,005	6,245
Allowance for loan losses related to impaired loans	4,069	3,117
Average balance of impaired loans during the period:
Total average balance of impaired loans during the period	10,730	4,050	2,386
Total interest income recognized on impaired loans during the period	$ 605	$ 251	$ 167